Business operations	12 Months Ended
Mar. 29, 2014
Description of the Company and Basis of Presentation
Business operations

1.     Business operations

Boot Barn Holdings, Inc., formerly named WW Top Investment Corporation (the "Company" or "Successor") was formed on November 17, 2011, and is incorporated in the State of Delaware. The equity of the Company consists of 100,000,000 authorized shares and 18,929,350 outstanding shares of common stock as of each of March 29, 2014 and March 30, 2013 with 17,750,000 shares of common stock held by Freeman Spogli & Co. as of each of March 29, 2014 and March 30, 2013. The shares of common stock have voting rights of one vote per share.

Boot Barn Holding Corporation (the "Predecessor"), a Delaware corporation, was incorporated on September 28, 2007 and owns 100% of the common stock of Boot Barn, Inc. (together with Predecessor, "Boot Barn"). The Company was formed to effect the purchase of the Predecessor, including the operations of Boot Barn. On December 12, 2011, the Company acquired 94.9% of the outstanding capital stock of the Predecessor, which is referred to as the Recapitalization. During the period from November 17, 2011 through December 11, 2011, there was no material activity of the Company and the Company had no operations prior to the acquisition. In connection with the Recapitalization, management and other investors purchased shares of the Successor's common stock, collectively representing a 9.6% equity interest in Boot Barn Holding Corporation.

As of June 8, 2014, the Company held all of the outstanding shares of common stock of WW Holding Corporation, which held 95.0% of the outstanding shares of common stock of Boot Barn Holding Corporation. On June 9, 2014, WW Holding Corporation was merged with and into the Company and then Boot Barn Holding Corporation was merged with and into the Company. As a result of this reorganization, Boot Barn, Inc. became a direct wholly owned subsidiary of the Company, and the minority stockholders that formerly held 5.0% of Boot Barn Holding Corporation became holders of 5.0% of the Company. On June 10, 2014, the legal name of the Company was changed from WW Top Investment Corporation to Boot Barn Holdings, Inc.

The Company operates specialty retail stores that sell western and work boots and related apparel and accessories. The Company operates retail locations throughout the U.S. and sells its merchandise via the Internet. The Company operated a total of 152 stores in 23 states as of March 29, 2014 and 117 stores in 21 states as of March 30, 2013. As of the fiscal year ending March 29, 2014, all stores operate under the Boot Barn name (other than two stores, which operate under the "American Worker" name).